Lease liabilities	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Lease liabilities
19.	LEASE LIABILITIES
As of December 31, 2019, the Group recorded
non-current
and current lease liabilities in the amount of 40,391 and 21,389, respectively. These liabilities are discounted at the following rates:

Lease term	Balance as of December 31, 2019	Effective average monthly rate used
0 to 1 year	3,778	0.56%
1 to 2 years	7,634	0.73%
2 to 3 years	11,813	0.72%
3 to 4 years	5,404	0.70%
4 to 5 years	10,732	0.70%
5 to 9 years	2,498	0.78%
More than 9 years	19,921	0.98%

	61,780

Financial expenses accrued as of year ended December 31, 2019, resulting from lease contracts, amount to 2,885, of which 2,574 were included in the “Financial Accretion” line in financial loss of the “Net Financial Results” item of the comprehensive statement of income and 311 were capitalized in “Property, Plant and Equipment”.
As of December 31, 2019, maturities of liabilities related to lease contracts are exposed on Note 4.

The evolution of the Group’s leases liabilities for the fiscal year ended December 31, 2019 is as follows:

Lease liabilities
Balances for initial application of IFRS 16	23,059
Leases increase	39,779
Financial accretion	2,885
Leases decrease	(1,741)
Payments	(15,208)
Exchange and translation differences, net	12,999
Result from net monetary position (1)	7

Balance at the end of the year	61,780

(1)
Includes the adjustment for inflation of subsidiaries with the Peso as functional currency for first application of IFRS 16, which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.